UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Smithbridge Asset Management, Inc.
Address:  5 Christy Drive, Ste 206
          Chadds Ford, PA  19317

13F File Number:  28-05213

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Kendra L. Hicken
Title:         Vice President
Phone:         610-361-9141
Signature, Place, and Date of Signing:



Kendra L. Hicken     Chadds Ford, Pennsylvania   January 22,2008
Report Type (Check only one.):

[x]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  NONE

                                   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        40
Form 13F Information Table Value Total:        176618
List of Other Included Managers:               NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579Y101      333     3946 SH       Sole                                       3946
ACCENTURE LTD BERMUDA CL A     COM              G1150G111     4706   130605 SH       Sole                    11000            119605
AMERICAN INTL GROUP COM        COM              026874107     4239    72706 SH       Sole                     4300             68406
AMGEN INC COM                  COM              031162100     3052    65729 SH       Sole                     5000             60729
AT&T CORP COM                  COM              00206R102      381     9159 SH       Sole                                       9159
BED BATH & BEYOND INC COM      COM              075896100     3539   120405 SH       Sole                     6800            113605
CISCO SYS INC COM              COM              17275R102     6147   227096 SH       Sole                    15800            211296
COCA COLA CO COM               COM              191216100     3855    62817 SH       Sole                     3000             59817
COSTCO WHSL CORP NEW COM       COM              22160K105     1341    19226 SH       Sole                                      19226
DANAHER CORP DEL COM           COM              235851102     3540    40350 SH       Sole                     3500             36850
DISNEY WALT CO COM             COM              254687106     5099   157967 SH       Sole                    10000            147967
DU PONT E I DE NEMOURS COM     COM              263534109      813    18447 SH       Sole                                      18447
DUKE ENERGY HOLDING CORPORATIO COM              26441C105     2480   122973 SH       Sole                                     122973
ECOLAB INC                     COM              278865100     6371   124400 SH       Sole                     8400            116000
EXXON MOBIL CORP COM           COM              30231G102    10316   110111 SH       Sole                     4700            105411
FISERV INC COM                 COM              337738108     4577    82475 SH       Sole                     7700             74775
GENERAL DYNAMICS CORP COM      COM              369550108     6653    74765 SH       Sole                     4200             70565
GENERAL ELEC CO COM            COM              369604103     7291   196676 SH       Sole                     9600            187076
ILLINOIS TOOL WKS INC COM      COM              452308109     5818   108658 SH       Sole                     6000            102658
INTERNATIONAL BUS MACH COM     COM              459200101     4317    39935 SH       Sole                     3100             36835
J P MORGAN CHASE & CO COM      COM              46625H100      360     8257 SH       Sole                                       8257
JOHNSON & JOHNSON COM          COM              478160104     8200   122938 SH       Sole                     5500            117438
KINDER MORGAN ENERGY UT LTD PA COM              494550106      681    12607 SH       Sole                                      12607
KOHLS CORP COM                 COM              500255104      215     4750 SH       Sole                                       4750
LEGG MASON INC                 COM              524901105     2825    38616 SH       Sole                     3750             34866
MARRIOTT INTL CL A             COM              571903202     3027    88550 SH       Sole                     9000             79550
MEDTRONIC INC COM              COM              585055106     6320   125720 SH       Sole                     6000            119720
MICROSOFT CORP COM             COM              594918104     7660   215172 SH       Sole                    10800            204372
PEPSICO INC COM                COM              713448108     7392    97388 SH       Sole                     5000             92388
PROCTER & GAMBLE CO COM        COM              742718109      412     5606 SH       Sole                                       5606
STAPLES INC COM                COM              855030102     5235   226900 SH       Sole                    14250            212650
STRYKER CORP COM               COM              863667101     7625   102050 SH       Sole                     6600             95450
T ROWE PRICE GROUP INC         COM              74144T108     6357   104421 SH       Sole                     7000             97421
TEXAS INSTRS INC COM           COM              882508104     4103   122854 SH       Sole                    11000            111854
UNITED TECHNOLOGIES CP COM     COM              913017109     6095    79632 SH       Sole                     4700             74932
UNITEDHEALTH GROUP INC         COM              91324P102     6678   114736 SH       Sole                     6100            108636
VALERO ENERGY CORP NEW COM     COM              91913Y100      931    13300 SH       Sole                                      13300
WALGREEN CO COM                COM              931422109     4874   128000 SH       Sole                     7200            120800
WELLS FARGO & CO COM           COM              949746101     6589   218235 SH       Sole                     9000            209235
ROYAL DUTCH SHELL PLC SPONS AD ADR              780259206     6173    73314 SH       Sole                     4700             68614